Cover	Sep. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2022
Entity File Number	000-55464
Entity Registrant Name	LIFE ON EARTH, INC.
Entity Central Index Key	0001579010
Entity Tax Identification Number	46-2552550
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1270 N. Wickham Road
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32935
City Area Code	(321)
Local Phone Number	306-0306
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false